Tax - Current Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 24	$ 25
Her Majesty Revenue and Customers [member] | United Kingdom [member] | Tax Uncertainties [member]
Disclosure of uncertain tax positions within current tax [line items]
Adjustments for current tax of prior periods	2	2
2014 [member] | Internal Revenue Service [member] | United States [member]
Disclosure of uncertain tax positions within current tax [line items]
Assessed tax payable	28
2014 [member] | Internal Revenue Service [member] | Federal [member] | United States [member]
Disclosure of uncertain tax positions within current tax [line items]
Adjustments for current tax of prior periods	8	6
2014 [member] | Internal Revenue Service [member] | Local [member] | United States [member]
Disclosure of uncertain tax positions within current tax [line items]
Adjustments for current tax of prior periods	1	1
Additional income tax payable	4
Interest payable on additional income tax	9
Interest expense on income tax	3	2
Largest single contingency does not exceed [member]
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 10	$ 8